Employees - Summary of Movements in Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 287	€ (196)
Employee contributions	13	17
Settlements	1	7
Actual return on plan assets (excluding amounts in net finance income/charge)	1,958	1,494
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Employer contributions	394	398
Benefit payments	0	0
Other	1	(18)
Currency retranslation	127	78
Net defined benefit liability (asset)	2,993	287
Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	24,006	23,726
Employee contributions	13	17
Settlements	0	(67)
Actual return on plan assets (excluding amounts in net finance income/charge)	1,958	1,494
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Interest income	344	436
Employer contributions	394	398
Benefit payments	(1,135)	(1,140)
Other	(47)	20
Currency retranslation	1,127	(880)
Net defined benefit liability (asset)	26,643	24,006
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,351	1,121
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	1,109
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	100	104
Benefit payments	0	0
Other	0	2
Currency retranslation	126	(36)
Net defined benefit liability (asset)	2,879	1,351
UK | Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	12,499	12,122
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	1,092	1,109
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	181	230
Employer contributions	100	104
Benefit payments	(501)	(467)
Other	0	46
Currency retranslation	961	(645)
Net defined benefit liability (asset)	14,332	12,499
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	527	425
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	560	206
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	72	12
Benefit payments	0	0
Other	0	(3)
Currency retranslation	0	0
Net defined benefit liability (asset)	1,162	527
The Netherlands | Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,587	5,522
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	560	206
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	39	60
Employer contributions	72	12
Benefit payments	(159)	(166)
Other	0	(47)
Currency retranslation	0	0
Net defined benefit liability (asset)	6,099	5,587
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(1,591)	(1,742)
Employee contributions	13	17
Settlements	1	7
Actual return on plan assets (excluding amounts in net finance income/charge)	306	179
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Employer contributions	222	282
Benefit payments	0	0
Other	1	(17)
Currency retranslation	1	114
Net defined benefit liability (asset)	(1,048)	(1,591)
Rest of world | Assets
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,920	6,082
Employee contributions	13	17
Settlements	0	(67)
Actual return on plan assets (excluding amounts in net finance income/charge)	306	179
Change in asset ceiling excluding amounts included in interest expenses	(17)	2
Interest income	124	146
Employer contributions	222	282
Benefit payments	(475)	(507)
Other	(47)	21
Currency retranslation	166	(235)
Net defined benefit liability (asset)	€ 6,212	€ 5,920